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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment                    [ ] Amendment Number :
                                                                  --------
This Amendment (Check only one.):          [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consolidated Investment Group LLC
Address: 18 Inverness Place East
         Englewood, CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
Title:   Manager, Chief Executive Officer and President

Phone:   (303) 789-2664

Signature, Place, and Date of Signing:

   /s/ David Merage               Englewood, CO           October 24, 2012
----------------------       ----------------------     ---------------------
       (Signature)                (City, State)               (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total:    115,137
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- -------------- --------- --------  -------------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF      CUSIP     VALUE   SHRS OR                    INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER           CLASS                 (X1000)  PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------- -------------- --------- --------  --------  ------  -------- ---------- -------- -------   ------  ----
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108    1,688    92,696    SH                 SOLE             92,696      0      0
CITIGROUP INC               COM            172967101    2,596   154,905    SH                 SOLE            154,905      0      0
DR PEPPER SNAPPLE GROUP INC COM            26138E109      410    19,543    SH                 SOLE             19,543      0      0
FORD MTR CO DEL             COM PAR $0.01  345370860      533   110,902    SH                 SOLE            110,902      0      0
HOME DEPOT INC              COM            437076102      234    10,000    SH                 SOLE             10,000      0      0
ISHARES INC                 MSCI GERMAN    464286806    5,142   174,656    SH                 SOLE            174,656      0      0
ISHARES INC                 MSCI JAPAN     464286848    4,534   363,627    SH                 SOLE            363,627      0      0
ISHARES TR                  MSCI EAFE IDX  464287465   26,750   389,548    SH                 SOLE            389,548      0      0
ISHARES TR                  RUSSELL 3000   464287689    7,807   104,226    SH                 SOLE            104,226      0      0
ISHARES TR                  RUSSELL MCP GR 464287481      949     8,968    SH                 SOLE              8,968      0      0
ISHARES TR                  S&P500 GRW     464287309    4,578    71,716    SH                 SOLE             71,716      0      0
JP MORGAN CHASE & CO        COM            46625H100      274     7,988    SH                 SOLE              7,988      0      0
MERRILL LYNCH & CO INC      COM            590188108    1,366    43,087    SH                 SOLE             43,087      0      0
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104   14,148   313,214    SH                 SOLE            313,214      0      0
SPDR TR                     UNIT SER 1     78462F103   37,721   294,741    SH                 SOLE            294,741      0      0
STARBUCKS CORP              COM            855244109    1,519    96,530    SH                 SOLE             96,530      0      0
WAL MART STORES INC         COM            931142103    4,888    86,973    SH                 SOLE             86,973      0      0